Offerings	May 18, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value $0.0001 per share
Amount Registered | shares	9,996,565
Proposed Maximum Offering Price per Unit	0.9879
Maximum Aggregate Offering Price	$ 9,875,606.56
Amount of Registration Fee	$ 1,363.82
Offering Note	Pursuant to Rule 416 under the Securities Act, the ordinary shares registered hereby also include an indeterminate number of additional Class A ordinary shares as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions.

Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based upon the average of the high and low trading prices of the registrant’s Class A ordinary shares as reported on the Nasdaq Global Market on May 15, 2026, which date is within five business days prior to the filing of this registration statement.

All the Class A ordinary shares are to be offered for resale by the selling shareholders named in the prospectus contained in this Post-Effective Amendment No. 2 to the Registration Statement on Form F-1.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value $0.0001 per share
Amount Registered | shares	11,500,000
Proposed Maximum Offering Price per Unit	0.9879
Maximum Aggregate Offering Price	$ 11,360,850.00
Amount of Registration Fee	$ 1,568.93
Offering Note	Pursuant to Rule 416 under the Securities Act, the ordinary shares registered hereby also include an indeterminate number of additional Class A ordinary shares as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions.

Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based upon the average of the high and low trading prices of the registrant’s Class A ordinary shares as reported on the Nasdaq Global Market on May 15, 2026, which date is within five business days prior to the filing of this registration statement.

A registration fee of $66,229.45 has previously been paid in connection with the initial filing of the Registration Statement, initially filed with the Securities and Exchange Commission on July 18, 2025, and as amended by Pre-Effective Amendment No. 1 on August 5, 2025, Pre-Effective Amendment No. 2 on August 26, 2025, Pre-Effective Amendment No. 3 on September 15, 2025 and Post-Effective Amendment No.1 on October 21, 2025. Accordingly, no registration fee is being paid with this Post-Effective Amendment No. 2 to the Registration Statement.